Stockholders’ Equity (Details)		12 Months Ended
	Jul. 14, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2023 shares	Jul. 14, 2021 $ / shares
Stockholders’ Equity (Details) [Line Items]
Treasury stock at cost (in Shares) | shares		28,638	17,372	30,603
Treasury stock, value		$ 4,072,752	$ 3,691,322
Payments of issuance of cost			$ 2,768
Discover Financial Services LLC ("Discover") [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Sale of stock, consideration received per transaction	$ 30,000,000
Shares price | (per share)	$ 250.04				$ 335.54
Payments of issuance of cost		$ 2,768